Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 30, 2011
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2012